Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Accounts Receivable Balances and Revenues as Percentage of Total Accounts Receivable Balances and Revenues

The Company’s significant third-party payors and their related accounts receivable balances and revenues as a percentage of total accounts receivable balances and revenues are as follows:

	Percentage of Accounts Receivable
	September 30, 2020	December 31, 2019
Blue Shield of Texas	21.4%	0.1%
Government Health Benefits Programs	20.5%	16.7%
Aetna	6.4%	6.0%
United Healthcare	5.7%	31.5%

	Percentage of Revenue
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Blue Shield of Texas	26.5%	47.2%	35.4%	19.4%
Government Health Benefits Programs(1)	21.9%	(29.4)%	(5.6)%	9.3%
Aetna	7.9%	10.7%	10.7%	8.1%
United Healthcare	5.5%	28.8%	4.9%	30.9%

(1)

The negative amounts presented in the percentage of revenues include accruals for reimbursement claims and settlements included in the estimates of variable consideration recorded during the three and nine months ended September 30, 2020 and 2019. Revenue recognized consider the effects of variable consideration, and include adjustments for estimates of disallowed cases, discounts, and refunds. The variable consideration includes reductions in revenues for the accrual for reimbursement claims and settlements, as described in Notes 4 and 9.

The Company’s significant third-party payors and their related revenues as a percentage of total revenues and accounts receivable balances are as follows:

	Percentage of Revenue		Percentage of Accounts Receivable(1)
	Year Ended December 31,		As of December 31,
	2018	2019	2019
United Healthcare	4.5%	30.8%	31.5%
Blue Shield of Texas	19.2%	21.3%	0.1%
Government Health Benefits Programs	23.0%	0.1%	16.7%

(1)

The percentage of accounts receivable at December 31, 2018 is not presented as the majority of the Company’s revenue was recorded as cash was received prior to the adoption of ASC 606 on January 1, 2019 and is therefore not comparable to the amounts at December 31, 2019.

Summary of Estimated Useful Life of Property and Equipment

Depreciation is recognized on a straight-line basis over the estimated useful lives of the related assets as follows:

Property and Equipment	Estimated Useful Life (in years)
Computers and software	3
Laboratory equipment	5
Furniture, fixtures, and office equipment	8
Building	15

Summary of Amortization Periods for Acquired Intangible Assets	The amortization periods for the acquired intangible assets are:

Intangible Assets	Useful Life (in years)
Trade names	10
Payor relationships	10
Noncompete agreements	6

Summary of Impact of Adoption New Revenue Standard on Consolidated Balance Sheets and Statement of Operations

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on the Company’s consolidated balance sheets as of January 1, 2019 and December 31, 2019 and statement of operations for the year ended December 31, 2019 was as follows (in thousands, except per share data):

	January 1, 2019
	Under ASC 606	Adoption of ASC 606	Without Adoption of ASC 606
Accounts receivable, net of allowance	$25,618	$(23,666)	$1,952
Accumulated deficit	(118,803)	(23,666)	(142,469)

	As of December 31, 2019
	Under ASC 606	Adoption of ASC 606	Without Adoption of ASC 606
Accounts receivable, net of allowance	$22,189	$(19,168)	$3,021
Accumulated deficit	(348,478)	(19,168)	(367,646)

	Year Ended December 31, 2019
	Revenue under ASC 606	Adoption of ASC 606	Revenue without Adoption of ASC 606(1)
Product revenues	$143,985	$5,068	$149,053

Total revenues	143,985	5,068	149,053

Loss from operations	(140,119)	5,068	(135,051)
Net loss	(148,037)	5,068	(142,969)

Net loss attributable to common stockholders	(228,827)	5,068	(223,759)

Net loss per share attributable to common stockholders, basic and diluted	$(46.87)	$1.04	$(45.83)

(1)

Under ASC 605, revenue was not recognized until cash was received for the majority of the Company’s molecular products. For the portion of the revenue that was not recognized until cash was received under ASC 605, the cash receipts during the year ended December 31, 2019 were greater than the estimated transaction price recognized as revenue as tests were performed during the same period under ASC 606.